Inventories	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	June 30, 2026	December 31, 2025
Purchased parts	$1,872	$2,034
Work-in-process	271	199
Finished goods	602	804
	$2,745	$3,037
During the three and six months ended June 30, 2026, the Company recorded inventory write-downs to net realizable value of approximately $54 and $54, respectively (three and six months ended June 30, 2025 - $140 and $110, respectively).